Interest-Bearing Borrowings	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Interest-Bearing Borrowings
29	INTEREST-BEARING BORROWINGS

	As of	As of
	December 31, 2017	December 31, 2016
	Million	Million

Bonds	—	4,998

As of December 31, 2016, the bonds represented the balance of fifteen-year guaranteed bonds issued by Guangdong Mobile, a wholly-owned subsidiary of the Company, with a principal amount of RMB5,000,000,000, at an issue price equal to the face value of the bonds. The bonds were unsecured and bear interest at the rate of 4.5% per annum which was payable annually. The bonds was repaid on October 28, 2017.